Share-Based Compensation (Summary Of Vested And Nonvested Awards) (Details) - 2011 Equity Incentive Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Stock Option [Member]
Vested
Number of units outstanding, Vested (in shares) | shares	1,332,741
Weighted-average fair value per unit, Vested (in dollars per share) | $ / shares	$ 5.34
Total grant-date fair value of the plan, Vested	$ 7,123
Weighted-average accumulated percentage of service, Vested	100.00%
Stock-based compensation recognized in Additional paid-in capital, vested	$ 7,123
Non-Vested
Number of units outstanding, Non-vested (in shares) | shares	693,153
Weighted-average fair market value per unit, Non-vested (in dollars per share) | $ / shares	$ 3.88
Total grant-date fair value of the plan, Non-vested	$ 2,687
Weighted-average accumulated percentage of service, Non-vested	76.50%
Stock-based compensation recognized in Additional paid-in capital, Non-vested	$ 2,056
Compensation expense not yet recognized, Non-vested	$ 631
Total
Number of units outstanding, Total (in shares) | shares	2,025,894
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 5.87
Total grant-date fair value of the plan, Total	$ 9,810
Weighted-average accumulated percentage of service, Total	94.70%
Stock-based compensation recognized in Additional paid-in capital	$ 9,179
Compensation expense not yet recognized, Total	$ 631
Restricted Share Units [Member]
Total
Number of units outstanding, Total (in shares) | shares	1,230,210
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 7.96
Total grant-date fair value of the plan, Total	$ 9,792
Weighted-average accumulated percentage of service, Total	44.70%
Stock-based compensation recognized in Additional paid-in capital	$ 4,376
Compensation expense not yet recognized, Total	$ 5,416